Offerings - Offering: 1	Mar. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares not subject to outstanding awards
Amount Registered | shares	8,114,033
Proposed Maximum Offering Price per Unit	0.98
Maximum Aggregate Offering Price	$ 7,951,752.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,098.14
Offering Note	Pursuant to Rule 416(a) under the United States Securities Act of 1933, as amended (the "U.S. Securities Act"), this registration statement also covers an indeterminate number of additional Class A subordinate voting shares, no par value (the "Shares") of Alithya Group inc. (the "Company") that may be offered and issued to prevent dilution resulting from share splits, share dividends, recapitalizations, mergers, reorganizations or similar transactions as provided in the Company's Long Term Incentive Plan (the "LTIP") and the Company's Share Purchase Plan (the "SPP"). Represents (i) 1,319,363 Shares to be issued pursuant to future awards under the LTIP and (ii) 6,794,670 Shares that may be purchased by the plan administrator from the secondary market for the account of eligible participants under the SPP. Calculated in accordance with Rule 457(c) and (h) under the U.S. Securities Act based on the average of the high and low prices for the Shares reported on the Toronto Stock Exchange on March 23, 2026, which was $0.98 per Share (converted from CAD$1.35 at an exchange rate of CAD$1.00 = $0.7290 which was the daily average exchange rate reported by the Bank of Canada on March 23, 2026).